Revenue Recognition (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015
Revenue Recognition [Line Items]
Revenue, Net, Total		$ 448,000	$ 7,000	$ 914,000	$ 13,000
License and Maintenance Revenue				21,000	$ 43,000
Vyrix Pharmaceuticals Inc [Member]
Revenue Recognition [Line Items]
Deferred Revenue	$ 250,000
Deferred Revenue Recognition Period	7 years
Potential Milestone Payments Receivable	$ 3,025,000
Agreement Expiration Period	15 years
KOREA | Korean Pharmaceutical Company [Member]
Revenue Recognition [Line Items]
Deferred Revenue		500,000		$ 500,000
Deferred Revenue Recognition Period				10 years	10 years
KOREA | Ampio [Member]
Revenue Recognition [Line Items]
Deferred Revenue						$ 500,000
Deferred Revenue Recognition Period						10 years
Proceeds from License Fees Received						$ 418,000
Potential Milestone Payments Receivable						$ 3,200,000
Percentage Of Royalty Rate Of Net Sales						25.00%
CANADA | Canadian Based Supplier [Member]
Revenue Recognition [Line Items]
Deferred Revenue		$ 250,000		$ 250,000
Deferred Revenue Recognition Period				7 years	7 years